Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating losses		$ 5	$ 18
State net operating losses		16	21
Tax credit carryforwards		21	23
Accrued compensation and benefits		23	26
Contract liabilities		21	20
Accrued expenses		5	5
Pension and post-retirement plans		18	24
Inventory capitalization		5	8
Other		5	8
Disallowed interest		1	1
Total gross deferred tax assets	$ 107	120	154
Valuation allowance	10	10	11
Deferred tax assets	97	110	143
Deferred tax liabilities:
Intangible assets		(41)	(44)
Fixed assets		(12)	(11)
Other		(1)	(1)
Deferred tax liabilities	(51)	(54)	(56)
Net deferred tax asset	$ 46	$ 56	$ 87